Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Formation and operating costs	$ (2,910)	$ (135,942)	$ (320,105)	$ (982,344)
State franchise taxes	0	(45,239)	(92,193)	(121,858)
Loss from operations	(2,910)	(181,181)	(412,298)	(1,104,202)
Other income - interest income	0	87,245	156,688	9,918
Net loss	$ (2,910)	$ (93,936)	$ (255,610)	$ (1,094,284)
Weighted average number of common shares outstanding, basic and diluted	4,500,000	6,207,268	6,195,521	5,469,153
Basic and diluted net loss per share	$ 0.00	$ (0.02)	$ (0.04)	$ (0.20)